Restructuring - 2018 Restructuring Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 0
Resource Rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charges			$ 12,490,000
Restructuring, beginning balance	6,419,000
Utilization	(3,605,000)		(6,071,000)
Restructuring, ending balance	2,814,000		6,419,000
Resource Rationalizations 2018 | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring charges			9,684,000
Restructuring, beginning balance	4,285,000
Utilization	(3,300,000)		(5,399,000)
Restructuring, ending balance	985,000		4,285,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charges			2,806,000
Restructuring, beginning balance	2,134,000
Utilization	(305,000)		(672,000)
Restructuring, ending balance	$ 1,829,000		$ 2,134,000